UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.  Name and address of issuer:
				 DLJ	Winthrop Opportunity Funds
					277 Park Avenue, New York, NY  10172

2.  Name of each series or class of securities for which this Form is filed (If
 the Form is being filed for all	series and classes of securities of the
 issuer, check the box but do not list series or classes):
											 [X ]


3.  Investment Company Act File Number:	811-9054

    Securities Act File Number:	33-92982


4(a).  Last day of fiscal year for which this Form is filed:
								10/31/99


4(b). ?  Check box if this Form is being filed late (i.e., more than 90 calendar
 days after	the end of the issuer's fiscal year).  (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). ?  Check box if this is the last time the issuer will be filing this Form.






5.  Calculation of registration fee:

	(i) 	Aggregate sale price of securities sold during
	the fiscal year pursuant to section 24(f):					$   665,308,631

	(ii) 	Aggregate price of securities redeemed or
			repurchased during the fiscal year: 					$    670,094,770

	(iii) 	Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending
			no earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:						 $	-

	(iv) 	Total available redemption credits[add items 5(ii) and 5(iii)]:
	-$  670,094,770


	(v)  	Net sales - if Item 5(i) is greater than Item 5(iv)
		 	[subtract Item 5(iv) from Item 5(i)]:					$     -

	(vi) 	Redemption credits available for use in future years	$   (4,786,139	)
			-if Item 5(i) is less than Item 5(iv) [subtract Item
			5(iv) from Item 5(i)]:

	(vii) 	Multiplier for determining registration fee (See
			Instruction C.9):							x       0.000264

	(viii)	Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):					=$    - 0 -

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of
 securities that were registered	under the Securities Act of 1933 pursuant to
 rule 24e-2 as in effect before [effective date of rescission
	of rule 24e-2], then report the amount of securities (number of shares or
 other units) deducted here:	n/a	.  If there is a number of shares or other
 units that were registered pursuant to rule 24e-2	remaining unsold at the
 end of the fiscal year for which this form is filed that are available for
 use by	the issuer in future fiscal years, then state that number here:	n/a	.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
											+$	-

8.	Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:


											=$    -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

		[  ]	Wire Transfer
		[    ]	Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	 	Brian Kammerer, Vice President

					         /s/ Brian Kammerer

Date	January 24, 2000

* Please print the name and title of the signing officer below the signature.